[IAI LETTERHEAD]

                             Christopher T. Benedict

                                (612) 376 - 2695



May 3, 1999



Securities and Exchange Commission          VIA EDGAR ELECTRONIC FILING
450 Fifth Street, NW
Washington, DC 20549


RE:      IAI Retirement Funds, Inc.
         File Nos. 33-69012 and 811-8032

DEAR SIR OR MADAM,

         Pursuant to Rule 497(j), IAI Retirement Funds, Inc. certifies that:

         1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #8 filed April 30, 1999), and

         2) the text of the most recent amendment to the registration statement has been filed electronically.

SINCERELY,

/s/ Christopher T. Benedict

Christopher T. Benedict